Interim Condensed Consolidated Statement of Changes In Equity (Unaudited) - USD ($) $ in Thousands	Previously Reported Common Stock [Member]	Previously Reported Accumulated Other Comprehensive Income (Loss)	Previously Reported Accumulated Deficit	Previously Reported	Common Stock [Member]	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at beginning of the period (in shares) at Dec. 31, 2016	1,635,000				216,043,455
Balance at beginning of the period at Dec. 31, 2016	$ 1,635,000	$ (3,470)	$ (126,169)	$ 1,505,361	$ 1,635,000	$ (3,470)	$ (126,169)	$ 1,505,361
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares, net (in shares)					1,284,368
Issuance of ordinary shares, net					$ 9,558			9,558
Share-based award activity					$ 17,663			17,663
Net loss							(263,930)	(263,930)
Comprehensive loss						17,454		17,454
Balance at end of the period (in shares) at Dec. 31, 2017	1,644,720				217,327,823
Balance at end of the period at Dec. 31, 2017	$ 1,662,221	13,984	(390,099)	1,286,106	$ 1,662,221	13,984	(390,099)	1,286,106
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares, net (in shares)					198,602
Issuance of ordinary shares, net					$ 1,574			1,574
Share-based award activity					$ 13,715			13,715
Net loss							(242,162)	(242,162)
Comprehensive loss						(8,626)		(8,626)
Balance at end of the period (in shares) at Dec. 31, 2018	1,646,223				217,526,425
Balance at end of the period at Dec. 31, 2018	$ 1,677,510	5,358	(632,261)	1,050,607	$ 1,677,510	5,358	(632,261)	1,050,607
Increase (Decrease) in Shareholders' Equity
Conversion of units of share capital (in shares)					215,880,202
Issuance of ordinary shares, net (in shares)					2
Share-based award activity					$ 3,176			3,176
Net loss							(59,260)	(59,260)
Comprehensive loss						(3,751)		(3,751)
Balance at end of the period (in shares) at Mar. 31, 2019					217,526,427
Balance at end of the period at Mar. 31, 2019					$ 1,680,686	1,607	(691,521)	990,772
Balance at beginning of the period (in shares) at Dec. 31, 2018	1,646,223				217,526,425
Balance at beginning of the period at Dec. 31, 2018	$ 1,677,510	$ 5,358	$ (632,261)	$ 1,050,607	$ 1,677,510	5,358	(632,261)	1,050,607
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares, net (in shares)					1,597,691
Issuance of ordinary shares, net					$ 1,582			1,582
Share-based award activity					$ 51,383			51,383
Net loss							(210,977)	(210,977)
Comprehensive loss						(10,237)		(10,237)
Balance at end of the period (in shares) at Dec. 31, 2019					306,874,115
Balance at end of the period at Dec. 31, 2019					$ 2,208,529	(4,879)	(843,238)	1,360,412
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares, net (in shares)					58,063,937
Issuance of ordinary shares, net					$ 808,120			808,120
Share-based award activity					$ 16,384			16,384
Net loss							(74,001)	(74,001)
Comprehensive loss						(8,470)		(8,470)
Balance at end of the period (in shares) at Mar. 31, 2020					364,938,052
Balance at end of the period at Mar. 31, 2020					$ 3,033,033	$ (13,349)	(926,558)	2,093,126
Increase (Decrease) in Shareholders' Equity
Adjustment to opening Accumulated deficit related to adoption of ASC Topic 326							$ (9,319)	$ (9,319)